JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

(Class A, Class C, and Select Class Shares)

Prospectus and Statement of Additional Information dated

July 1, 2016, as supplemented

Supplement dated February 28, 2017

to the Prospectuses, and Statements of Additional Information as dated above, as supplemented

Effective immediately, all references to the J.P. Morgan Municipal Income Fund are hereby deleted from the above referenced Prospectus and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MI-217